Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes:
Schedule of deferred tax expense and recognized deferred tax assets and liabilities

	December 31,	December 31,
	2020	2019

Origination and reversal of temporary differences	$(7,062)	$(6,456)
Change in unrecognized deductible temporary differences
including effect of change in tax rate of nil
in 2020 (2019 – $25)	7,062	6,456
Deferred tax expense	$—	$—

	Assets		Liabilities		Net
	2020	2019	2020	2019	2020	2019
Taxes losses carried forward	$183	$61	$—	$—	$183	$61
Right-of-use assets	—	—	(178)	(54)	(178)	(54)
Trade and other receivables	—	—	(5)	(7)	(5)	(7)
Tax assets (liabilities)	183	61	(183)	(61)	—	—
Set off of tax	(183)	(61)	183	61	—	—
Net tax assets (liabilities)	$—	$—	$—	$—	$—	$—

Schedule of reconciliation of effective tax rate

	Year ended	Year ended
	December 31,	December 31,
	2020	2019
Loss before income taxes:
Canadian operations	$(29,807)	$(25,757)
US operations	(1,950)	(251)
	(31,757)	(26,008)
Tax using the Company’s domestic tax rate	(8,416)	(6,918)
Change in unrecognized deductible temporary differences	7,062	6,456
Difference in tax rate of a foreign subsidiary	107	14
Effect of change in tax rate	—	25
Non-deductible stock option expense	1,270	428
Permanent differences and other items	(23)	(5)
Total income tax expense	$—	$—

Schedule of the amounts and expiry dates of tax attributes and temporary differences for which no deferred tax assets was recognized

	December 31, 2020		December 31, 2019
	Federal	Provincial	Federal	Provincial
Research and development expenses, without time limitation	$12,576	$12,975	$7,601	$7,763

Federal research and development investment tax credits
2037	243	—	238	—
2038	365	—	357	—
2039	393	—	399	—
2040	706	—	—	—
	1,707	—	994	—

Tax losses carried forward
2032	266	166	260	162
2033	702	901	688	884
2034	645	645	633	633
2035	876	876	859	859
2036	898	898	880	880
2037	1,768	1,944	1,733	1,906
2038	3,946	3,836	3,868	3,761
2039	23,163	23,015	22,701	22,570
2040	24,711	24,500	—	—
	56,975	56,781	31,622	31,655

Capital losses	11,149	11,149	10,931	10,931

Other deductible temporary differences, without time limitation	$9,453	$9,453	$8,972	$8,972